Financial Assets - Schedule of Maturities of These Hedge Instruments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of These Hedge Instruments [Line Items]
Forward	$ 4,469
Swap		$ 2,378
Less than 1 month [Member]
Schedule of Maturities of These Hedge Instruments [Line Items]
Forward	2,234
Swap		998
From 1 to 3 months [Member]
Schedule of Maturities of These Hedge Instruments [Line Items]
Forward	2,160
Swap
From 3 to 6 months [Member]
Schedule of Maturities of These Hedge Instruments [Line Items]
Forward	75
Swap		871
From 6 to 12 months [Member]
Schedule of Maturities of These Hedge Instruments [Line Items]
Forward
Swap		509
More than 12 months [Member]
Schedule of Maturities of These Hedge Instruments [Line Items]
Forward
Swap